Stockholders' Equity - Reserved Shares (Details) - shares	Dec. 31, 2021	Jun. 14, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total	51,536,000		144,601,000
2021 Employee Stock Purchase Plan
Class of Stock [Line Items]
Total	1,630,000
Exercise of common stock warrants to purchase common stock
Class of Stock [Line Items]
Total	1,000		4,596,000
Earnout Stock
Class of Stock [Line Items]
Total	18,009,000
Stock options and RSUs to purchase common stock
Class of Stock [Line Items]
Total			23,526,000
Share-based Payment Arrangement
Class of Stock [Line Items]
Total			395,000
Convertible preferred stock
Class of Stock [Line Items]
Total			115,576,000
Warrants to purchase convertible preferred stock
Class of Stock [Line Items]
Total			508,000
2010 Equity Incentive Plan
Class of Stock [Line Items]
Total	21,040,000	22,532,619
2021 Equity Incentive Plan
Class of Stock [Line Items]
Total	10,856,000	10,400,000